Performance Management	Apr. 28, 2025
Ave Maria Value Focused Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	what has been the fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Value Focused Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2024 compare with those of a broad measure of market performance. Effective April 28, 2025, the Fund is managed using a morally responsible investment process that is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church. Accordingly, the performance shown below does not reflect the application of the morally responsible investment process and may not be representative of the Fund’s performance using such a process. The performance results through December 31, 2015 and portions of 2016 were achieved using an investment strategy that is different than the more focused strategy that is currently being used to manage the Fund.

The S&P 500® Index is used as a primary index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The S&P 1500® Index is used as a secondary index because it is representative of the securities that may be purchased by the Fund. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month-end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Value Focused Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2024 compare with those of a broad measure of market performance.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 32.32% during the quarter ended March 31, 2021 and the lowest return for a quarter was -27.83% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	32.32%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(27.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
ave maria value focused fund	One Year	Five Years	Ten Years

Return Before Taxes	38.71%	20.00%	11.91%
Return After Taxes on Distributions	34.39%	18.47%	10.92%
Return After Taxes on Distributions and Sale of Fund Shares	25.99%	16.11%	9.68%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

S&P 1500® Index (reflects no deduction for fees, expenses, or taxes)	23.95%	14.13%	12.79%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.avemariafunds.com
Performance Availability Phone [Text]	1-888-726-9331
Ave Maria Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	what has been the fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Value Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2024 compare with the S&P 500® Index. The S&P 500® Index is used as a primary index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The S&P MidCap 400® Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Value Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2024 compare with the S&P 500® Index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 20.00% during the quarter ended December 31, 2020 and the lowest return for a quarter was -28.51% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	20.00%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(28.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVE MARIA VALUE FUND	One Year	Five Years	Ten Years

Return Before Taxes	21.52%	11.73%	8.01%
Return After Taxes on Distributions	19.17%	10.43%	6.81%
Return After Taxes on Distributions and Sale of Fund Shares	14.41%	9.19%	6.22%

S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

S&P MIDCAP 400® INDEX (reflects no deduction for fees, expenses, or taxes)	13.93%	10.34%	9.68%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.avemariafunds.com
Performance Availability Phone [Text]	1-888-726-9331
Ave Maria Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	what has been the fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2024 compare with those of a broad measure of market performance. As of June 30, 2025, the S&P 500 Equal Weight® Index (consisting of the stocks in the S&P 500® Index with a fixed weight allocation) will be used as a secondary index because it is more representative of the Fund’s asset allocations than the S&P 500 Index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2024 compare with those of a broad measure of market performance.
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 24.35% during the quarter ended June 30, 2020 and the lowest return for a quarter was -20.45% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	24.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(20.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
ave maria growth fund	One Year	Five Years	Ten Years

Return Before Taxes	14.91%	10.41%	11.86%
Return After Taxes on Distributions	12.50%	8.95%	10.28%
Return After Taxes on Distributions and Sale of Fund Shares	10.06%	8.06%	9.36%

S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

S&P EQUAL WEIGHT® INDEX (reflects no deduction for fees, expenses, or taxes)	13.01%	10.76%	10.26%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.avemariafunds.com
Performance Availability Phone [Text]	1-888-726-9331
Ave Maria Rising Dividend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	what has been the fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2024 compare with the S&P 500® Index, the S&P 500® Value Index and the S&P 500® Dividend Aristocrats Index. The S&P 500® Index is used as a primary index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The S&P 500® Value Index and the S&P 500® Dividend Aristocrats Index are included as additional comparative indexes because they are representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ended December 31, 2024 compare with the S&P 500® Index, the S&P 500® Value Index and the S&P 500® Dividend Aristocrats Index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 21.75% during the quarter ended June 30, 2020 and the lowest return for a quarter was -26.87% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	21.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(26.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
ave maria rising dividend fund	One Year	Five Years	Ten Years

Return Before Taxes	14.42%	10.36%	9.69%
Return After Taxes on Distributions	12.76%	8.85%	7.97%
Return After Taxes on Distributions and Sale of Fund Shares	9.71%	8.01%	7.45%

S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

S&P 500® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)	12.29%	10.49%	10.01%

S&P 500® DIVIDEND ARISTOCRATS INDEX (reflects no deduction for fees, expenses, or taxes)	7.08%	8.32%	9.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.avemariafunds.com
Performance Availability Phone [Text]	1-888-726-9331
Ave Maria World Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	what has been the fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ending December 31, 2024 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1-, 5- and 10-year periods ending December 31, 2024 compare with those of a broad measure of market performance.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 17.06% during the quarter ended June 30, 2020 and the lowest return for a quarter was -28.14% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	17.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(28.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
ave maria world equity fund	One Year	Five Years	Ten Years

Return Before Taxes	4.64%	5.96%	6.61%
Return After Taxes on Distributions	4.43%	5.68%	6.10%
Return After Taxes on Distributions and Sale of Fund Shares	2.93%	4.69%	5.26%

MSCI ACWI INDEX (reflects no deduction for fees, expenses, or taxes)	17.49%	10.06%	9.23%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.avemariafunds.com
Performance Availability Phone [Text]	1-888-726-9331
Ave Maria Growth Focused Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	what has been the fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Focused Fund by showing the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1-year period ended December 31, 2023 and the period since its inception compare with the S&P 500® Index. The S&P 500® Index is used as a primary index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The S&P MidCap 400® Growth Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Focused Fund by showing the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1-year period ended December 31, 2023 and the period since its inception compare with the S&P 500® Index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 14.62% during the quarter ended December 31, 2023 and the lowest return for a quarter was -22.43% during the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	14.62%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(22.43%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
ave maria Growth focused fund	One Year	Since Inception (May 1, 2020)

Return Before Taxes	11.52%	10.67%
Return After Taxes on Distributions	11.52%	10.39%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	8.45%

S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	18.79%

S&P MIDCAP 400® GROWTH INDEX (reflects no deduction for fees, expenses, or taxes)	15.95%	15.21%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.avemariafunds.com
Performance Availability Phone [Text]	1-888-726-9331
Ave Maria Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	what has been the fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5- and 10-year periods ended December 31, 2024 compare with those of the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government/Credit Index. The Bloomberg U.S. Aggregate Bond Index is used as a primary index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The Bloomberg U.S. Intermediate Government/Credit Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5- and 10-year periods ended December 31, 2024 compare with those of the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government/Credit Index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest return for a quarter was 6.35% during the quarter ended June 30, 2020 and the lowest return for a quarter was -5.70% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	6.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(5.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
ave maria bond fund	One Year	Five Years	Ten Years

Return Before Taxes	5.71%	3.55%	3.57%
Return After Taxes on Distributions	4.55%	2.57%	2.64%
Return After Taxes on Distributions and Sale of Fund Shares	3.47%	2.40%	2.47%

BLOOMBERG U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%

BLOOMBERG U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX (reflects no deduction for fees, expenses, or taxes)	3.00%	0.86%	1.71%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.avemariafunds.com
Performance Availability Phone [Text]	1-888-726-9331